Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Receivables [Abstract]
Disclosure of detailed information of other receivables
	December 31	December 31
	2022	2021
	USD in thousands	USD in thousands

Government institutions	6,409	16,327
Other receivables	20,288	8,868
Prepaid expenses	10,256	2,952

	36,953	28,147